Intangible Assets - Summary of Intangible Assets (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Gross intangible assets	$ 11,059,429	$ 11,059,429	$ 11,059,429
Less: accumulated amortization	(1,615,807)	(1,416,975)	(621,647)
Total intangible assets, net	$ 9,443,622	$ 9,642,454	$ 10,437,782